BORROWINGS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Short-term borrowings				¥ 20,000				$ 2,912
Long-term borrowings		¥ 233,000
Cumulative interest				¥ 21,243	$ 3,093	¥ 41,222	¥ 95,953
Long-term borrowing due date	Dec. 15, 2022
Weighted average interest rate for outstanding borrowings (in percentage)				5.00%		5.00%		5.00%
Long-term borrowings
Debt Instrument [Line Items]
Long-term borrowings				¥ 291,950
Cumulative interest		¥ 58,900
Interest (as a percent)				5.00%				5.00%
Working Capital Facility
Debt Instrument [Line Items]
Short-term borrowings			¥ 50,000
Short term borrowings drawn amount			¥ 20,000